SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 12 -       SUBSEQUENT EVENTS

Common shares issued in lieu of cash in payment of derivative interest expense

Derivative interest expense related to the Preferred Share derivatives due and payable as of December 31, 2011 were paid during January 2012 through the issuance of 1,151,013 shares of common stock.

Reincorporation in Nevada

On January 5, 2012 (the “Effective Date”), Elite Pharmaceuticals, Inc., a Delaware corporation (the "Company" or "Elite Delaware") consummated a merger with Elite Pharmaceuticals, Inc. (“Elite Nevada”), its newly formed wholly-owned subsidiary, pursuant to the terms and conditions of an Agreement and Plan of Merger (the "Reincorporation"). As a result of the Reincorporation, the legal domicile of Company is now Nevada.

As of the Effective Date, Elite Nevada, as the surviving corporation in the Reincorporation, continues to operate the business of Elite Delaware as it existed prior to the Reincorporation. Elite Delaware’s stockholders, at their Annual Meeting held on October 18, 2011, authorized the Company’s Board of Directors, in its discretion, to effect a change of domicile from Delaware to Nevada. On January 5, 2012, the Board determined to effect the Reincorporation. Other than the change in the state of incorporation, the Reincorporation did not result in any change in the business, physical location, management, assets, liabilities or obligations of Elite Delaware, nor did it result in any change in location of Elite Delaware’s employees, including Elite Delaware’s management. Each director and officer of Elite Delaware continues to hold his respective offices with Elite Nevada.

The Reincorporation did not alter any stockholder's percentage ownership interest or number of shares owned in Elite Delaware. As of the Effective Date, each outstanding share of Elite Delaware common stock and preferred stock automatically converted into an outstanding share of Elite Nevada common stock and preferred stock, respectively, and each outstanding option, warrant and other right to acquire shares of Elite Delaware common stock converted into an outstanding option, warrant or other right to acquire shares of Elite Nevada common stock. Stockholders are not required to undertake any exchange of stock certificates, as shares in Elite Delaware, are deemed to represent an equal number of shares in Elite Nevada. Furthermore, the Company's common stock will continue to trade on the OTC BB. As of the Effective Date, each employee benefit plan, incentive compensation plan or other similar plan of Elite Delaware converted into an employee benefit plan, incentive compensation plan or other similar plan of Elite Nevada.

In connection with the Reincorporation, as of the Effective Date, for purposes of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i) Elite Nevada automatically inherited the Exchange Act reporting obligations of Elite Delaware, (ii) the common stock of Elite Nevada is deemed registered under Section 12(b) of the Exchange Act by operation of Exchange Act Rule 12g-3(a) and (iii) Elite Nevada is deemed to be successor issuer to Elite Delaware.

As of the Effective Date, the rights of Elite Delaware's stockholders are governed by the General Corporation Law of the State of Nevada (the "NGCL") and the Articles of Incorporation and Bylaws of Elite Nevada. The Articles of Incorporation and Bylaws of Elite Nevada include certain provisions which are required by the NGCL and may alter the rights of stockholders and powers of management.

For a description and discussion of these differences, please refer to “Proposal 3: Reincorporation In Nevada; Differences between Delaware and Nevada Law” Elite Delaware's proxy statement on Schedule 14A filed with the Securities and Exchange Commission on August 31, 2011, which is incorporated by reference herein.

Methadone shipment

On January 12, 2012, Elite made the initial shipment of methadone hydrochloride 10 mg tablets to ThePharmaNetwork LLC, and its wholly owned subsidiary, Ascend Laboratories, LLC under the commercial manufacturing and supply agreement dated June 23, 2011.

The methadone hydrochloride tablets are the generic equivalent of the Dolophine® hydrochloride 10 mg tablets. The product and its equivalents had annual sales of approximately $44 million based on September 2011 data.

Elite will be compensated at an agreed upon price for the manufacturing and packaging of the products.

Approval of Hydromorphone 8 mg

On January 23, 2012, the Company received notice from the FDA that the FDA approved the Company’s supplemental application for the manufacturing and packaging of Hydromorphone Hydrochloride USP 8 mg. This approval will allow the Company to commence the commercial manufacturing and packaging of this product for its sales and marketing partner, Precision Dose Inc. and its wholly owned subsidiary, TAGI Pharmaceuticals Inc., which will distribute the product as part of a multi-product distribution agreement.

Sale of New Jersey State Net Operating Losses

In January 2012, the Company received final approval from the NJEDA for the sale of New Jersey net operating losses with net tax benefits equal to $529,132 under the Technology Business Tax Certificate Transfer Program. The Company sold the net operating loss approved for sale at a transfer price equal to ninety two cents equal to every benefit dollar. The proceeds of such sale, totaling $486,801, were received by the Company during January 2012.

NOTE 28	-	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through June 29, 2011, the date the accompanying financial statements were issued. The following are material subsequent events:

Common shares issued in lieu of cash in payment of derivative interest expense

Derivative interest expense related to the Preferred Share derivatives due and payable as of March 31, 2011 were paid during April 2011 through the issuance of 7,775,017 shares of common stock.

Conversion of Series D Convertible Preferred Stock to Common Stock

On May 24, 2011 the Company issued a press release announcing that all of the outstanding shares of its Series D 8% Convertible Preferred Stock (the “Series D”) has been converted into the Company’s common stock, pursuant to the Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock as filed with the Secretary of State of the State of Delaware on June 29, 2010. The Series D conversion thereby eliminates the Company’s obligations to pay $720,000 in annual dividends and eliminates the administrative costs associated therewith.

A Current Report on Form 8-K was filed with the SEC on May 24, 2011, such filing being herein incorporated by this reference.

Reclassification of Supplement filed with the FDA

On May 31, 2011, the Company received a letter from the US Food and Drug Administration (FDA) responding to a Changes Being Effected in 30 Days (“CBE 30”) supplement filed by the Company with the agency to change the manufacturing and packaging location of the Hydromorphone Hydrochloride Tablets USP, 8 mg ANDA purchased from Mikah Pharma. The letter from the FDA informed the Company that the agency has reclassified the application as a prior approval supplemental application which will significantly delay the commercialization.

The reclassification of the Company’s application as a prior approval supplemental application is expected to have a material and detrimental effect on the Company’s future operations as well as its ability to operate in the future.

A Current Report on Form 8-K was filed with the SEC on June 7, 2011, such filing being herein incorporated by this reference.

Manufacturing and Supply Agreement with Mikah Pharma

On June 1, 2011, Elite Pharmaceuticals Inc. (“Elite”) executed a Manufacturing and Supply Agreement (the “Agreement”) with Mikah Pharma, LLC (“Mikah”) to undertake and perform certain services relating to two generic products: Isradipine Capsules USP, 2.5 mg and 5 mg and Phendimetrazine Tartrate Tablets USP, 35 mg (the “Products”), including (a) developing and preparing the documentation required for the transfer of the manufacturing process to Elite’s facility and the appropriate regulatory filing for the ANDA, and (b) manufacturing finished dosage forms appropriate for commercial sale, marketing and distribution in the United States of America, its territories, possessions, and commonwealths in accordance with the requirements of this Agreement; Elite shall perform, at its sole cost and expense, all Technology Transfer, validation and qualification services (including: equipment, methods and facility qualification), validation and stability services required by Applicable Laws to commence manufacturing the Products for commercial sale by Mikah or its designees in accordance with the terms of this Agreement. During the term of this Agreement and subject to the provisions herein, Mikah shall purchase from Elite and Elite agrees to manufacture and supply solely and exclusively to Mikah, such Product as Mikah may order from time to time pursuant to this Agreement. Mikah will compensate Elite at an agreed upon transfer price for the manufacturing and packaging of the Products. For the Isradipine product, Elite will also receive a 10% royalty on net profits of the finished Product. The payment is to be calculated and paid quarterly. Elite will also receive a onetime milestone payment for each Product for the work associated with the Technology transfer. The milestone payment shall be made upon the successful manufacturing and testing of the exhibit batch.

The Manufacturing and Supply Agreement has a term of five (5) years and shall automatically renew for additional periods of one (1) year unless Mikah provides written notice of termination to Elite at least six (6) months prior to the expiration of the Term or any Renewal Term.

A Current Report on Form 8-K was filed with the SEC on June 7, 2011, such filing being herein incorporated by this reference.

Manufacturing and Supply Agreement with ThePharmaNetwork

On June 29, 2011 the Company announced that it has entered into a commercial Manufacturing and Supply Agreement with ThePharmaNetwork, LLC, and its wholly owned subsidiary, Ascend Laboratories, LLC (together "TPN"). Under the terms of the agreement, Elite will perform manufacturing and packaging for TPN’s Methadone Hydrochloride, 10 mg tablets.

Elite will be compensated at an agreed upon price for the manufacturing and packaging of the products.

A Current Report on Form 8-K was filed with the SEC on June 29, 2011, such filing being herein incorporated by this reference. Please also refer to exhibit 10.71 of the Company’s annual report on Form 10-K for this fiscal year ended March 31, 2011.